Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of fair value measurement of liabilities [line items]
Financial Liability	$ 4,140,732	$ 3,890,436	$ 3,930,089
Borrowings | At fair value
Disclosure of fair value measurement of liabilities [line items]
Financial Liability	3,104,000	3,206,000	3,060,000
Borrowings | At cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liability	$ 3,171,000	$ 3,185,000	$ 3,098,000